Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Property and Equipment	Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that Group management believes the residual values of the assets to be negligible, as follows:
%
Plant and equipment	10
Office equipment	33
Land	-

Schedule of Estimated Useful Lives	Assets are depreciated by the straight-line method over the estimated useful lives of the right-of-use assets or the lease period, whichever is shorter:
Months
Property	21